13FCON P 5/15/00

28-2610

RECD S.E.C.
MAY 16 1996
073

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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96 18 8020

SEC USE ONLY

FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended March 31, 1996

(Please read instructions before preparing form.)

RECD S.E.C.
MAY 15 1996
073

CONFIDENTIAL TREATMENT EXPIRED

If amended report check here ☐

RBS Partners, L.P.
Name of Institutional Investment Manager

1 Lafayette Place | Greenwich | Connecticut | 06830
Business Address (Street) (City) (State) (Zip)

E.J. Bird (203) 861-4600 Vice-President of General Partner
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

ATTENTION

Intentional misstatements or omissions of facts constitute Federal Criminal Violations.
See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Greenwich and State of Connecticut on the 13th day of May, 1996

PROCESSED
NOV 0 1 2004
THOMSON FINANCIAL

RBS Partners, L.P.
(Name of Institutional Investment Manager)

EJ Bird Vice Pres. of General Partner
(Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:	13F File No.:	Name:	13F File No.:
1. NONE		6.	
2.		7.	
3.		8.	
4.		9.	
5.		10.	

SEC 1685 (7-88)

FORM 13F
C-O-N-F-I-D-E-N-T-I-A-L

Name of Reporting Manager RBS Partners, L.P.

(SEC USE ONLY)

Item 1:	Item 2:	Item 3:	Item 4:	Item 5:	Item 6: Investment Discretion			Item 7:	Item 8: Voting Authority (Shares)		
Name of Issuer	Title of Class	CUSIP Number	Fair Market Value	Shares or Principal Amount	(a) Sole	(b) Shared As Defined in Instr. V	(c) Shared-Other	Managers See Instr. V	(a) Sole	(b) Shared	(c) None
American Express Co *	Common	025816-10-9	98,553,000	1,996,000	1,996,000				1,996,000		
Citicorp **	Common	173034-10-9	156,200,000	1,952,500	1,952,500				1,952,500		
Dow Chemical Co.	Common	260543-10-3	40,857,000	470,300	470,300				470,300		
Fund Amern Enterprises Hldgs	Common	360768-10-5	24,530,000	318,568	318,568				318,568		
Federal Home Ln Mtg Corp ***	Common	313400-30-1	56,061,000	657,610	657,610				657,610		
Jostens Inc.	Common	481088-10-2	20,138,000	900,000	900,000				900,000		
Laboratory Corp. Amer. Hldgs	Warrants	50540R-11-0	1,037,000	1,127,484	1,075,071	52,413			1,127,485		
Laboratory Corp. Amer. Hldgs	Common	50540R-10-2	34,637,000	4,132,288	2,938,880	1,193,408			4,132,288		
Limited Inc.	Common	532716-10-7	12,618,000	664,104	313,700	350,404			313,700		
McKesson Corp. ****	Common	581556-10-7	92,368,000	1,802,300	1,802,300				1,802,300		
Premark Intl Inc.	Common	740459-10-2	6,006,000	112,000	112,000				112,000		
PS Group Inc.	Common	693624-10-8	13,331,000	1,198,270	1,198,270				1,198,270		
UST Inc.	Common	902911-10-6	17,547,000	550,500	550,500				550,500		
COLUMN TOTALS		This Page	573,883,000								

FORM 13F
C-O-N-F-I-D-E-N-T-I-A-L

(SEC USE ONLY)

Name of Reporting Manager RBS Partners, L.P.

Item 1:	Item 2:	Item 3:	Item 4:	Item 5:	Item 6: Investment Discretion			Item 7:	Item 8: Voting Authority (Shares)		
Name of Issuer	Title of Class	CUSIP Number	Fair Market Value	Shares or Principal Amount	(a) Sole	(b) Shared As Defined in Instr. V	(c) Shared-Other	Managers See Instr. V	(a) Sole	(b) Shared	(c) None
Walters Industries Inc.	Common	93317Q-10-5	24,077,000	1,751,064	0	1,751,064			1,751,064		
Wells Fargo & Co *****	Common	949740-10-4	365,722,000	1,401,233	1,401,233				1,401,233		
* Short position in this security			(13,628,000)	(276,000)							
** Short position in this security			(1,304,000)	(16,300)							
*** Short position in this security			(43,913,000)	(515,110)							
**** Short position in this security			(882,000)	(17,200)							
***** Short position in this security			(31,503,000)	(120,700)							
		This Page	298,569,000								
COLUMN TOTALS		Grand Total	872,452,000								